Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015				$ 49,238
Stock-based compensation				13
Net income				7,783
Balance at Dec. 31, 2016				57,034
Stock-based compensation				497
Accrued dividends on Series A preferred stock				(15,000)
Net income				8,302
Balance at Dec. 31, 2017				50,833
Balance (Successor [Member]) at Mar. 12, 2018		$ 6,139	$ (1,536)
Balance at Mar. 12, 2018				4,603
Balance, shares (Successor [Member]) at Mar. 12, 2018	1,872,428
Conversion of Andina rights into shares of Lazydays Holdings, Inc. | Successor [Member]
Conversion of Andina rights into shares of Lazydays Holdings, Inc.
Conversion of Andina rights into shares of Lazydays Holdings, Inc., shares | Successor [Member]	615,436
Reclassification shares of Andina common stock subject to redemption | Successor [Member]		4,910
Reclassification shares of Andina common stock subject to redemption				4,910
Reclassification shares of Andina common stock subject to redemption, shares | Successor [Member]	472,571
Issuance of common stock and warrants in PIPE transaction, net | Successor [Member]		32,718
Issuance of common stock and warrants in PIPE transaction, net				32,718
Issuance of common stock and warrants in PIPE transaction, net, shares | Successor [Member]	2,653,984
Issuance of shares in acquisition of Lazy Days' R.V. Center, Inc. | Successor [Member]		29,400
Issuance of shares in acquisition of Lazy Days' R.V. Center, Inc.				29,400
Issuance of shares in acquisition of Lazy Days' R.V. Center, Inc., shares | Successor [Member]	2,857,189
Beneficial conversion feature of Series A convertible preferred stock | Successor [Member]		3,392
Beneficial conversion feature of Series A convertible preferred stock				3,392
Deemed dividend related to immediate accretion of beneficial conversion | Successor [Member]		(3,392)
Deemed dividend related to immediate accretion of beneficial conversion				(3,392)
Issuance of warrants issued to Series A preferred stockholders and placement agent | Successor [Member]		2,666
Issuance of warrants issued to Series A preferred stockholders and placement agent				2,666
Stock-based compensation | Successor [Member]		3,129		3,100
Stock-based compensation				3,129
Accrued dividends on Series A preferred stock | Successor [Member]		(428)	(997)	1,425
Accrued dividends on Series A preferred stock				(1,425)
Net income | Successor [Member]			2,533	2,533
Net income				2,533
Balance (Successor [Member]) at Jun. 30, 2018		$ 78,534		78,534
Balance at Jun. 30, 2018				$ 78,534
Balance, shares (Successor [Member]) at Jun. 30, 2018	8,471,608